Income tax	6 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Income tax	Income tax
The major components of income tax expense are:

	Six months ended June 30,
	2020	2021
	(in thousands)
Condensed Consolidated Statement of Operations
Current income tax expense	$79	$297
Deferred income tax expense (benefit)	398	—
Income tax expense (benefit) reported in the Condensed Consolidated Statement of Operations	$477	$297

During the six months ended June 30, 2020, the Company recognized (through equity) a reversal of deferred tax liabilities of $809,000 on the equity component of the convertible debt amended during the period partially offset by a deferred tax expense of $398,000 related to the impact of the extinguishment of the debt following the amendment (See Note 15).
At June 30, 2021 and December 31, 2020, the Company recognized a net deferred tax liability of $20,000 and $19,000, respectively related to origination and reversal of timing differences.